Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (971,233)	$ (140,815)	¥ (796,697)	¥ (407,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	124,096	17,992	47,766	33,309
Allowance for credit losses	24,921	3,613	12,115	17,162
Inventory reserve	11,202	1,624	2,619	911
Loss on disposal of equipment	1,418	206	178	221
Share of loss from an equity method investee	294	43	483	275
Share-based compensation	326,784	47,379	282,433	173,220
Accrued interest	0	0	295	0
Change in fair value of warrant liability	0	0	0	(3,503)
Change in fair value of convertible note receivable	(105)	(15)	0	0
Non-cash operating lease expenses	37,447	5,429	35,317	0
Derecognition of right-of-use asset and lease liability	(473)	(69)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(21,505)	(3,118)	(18,930)	(13,042)
Contract assets	(20,658)	(2,995)	(30,838)	(25,122)
Amounts due from related parties	0	0	212	75,222
Inventories	(21,654)	(3,140)	(66,999)	(9,444)
Prepayments and other current and non-current assets	33,919	4,918	(34,859)	7,900
Accounts payable	16,632	2,411	(5,102)	25,843
Deferred revenue	4,762	690	68,469	24,863
Accrued liabilities and other current liabilities	33,662	4,881	44,244	29,589
Customer deposits	831	120	(148)	(2,984)
Deferred government grants	663	96	(263)	(728)
Operating lease liabilities	(37,811)	(5,482)	(29,735)	0
Other non-current liabilities	0	0	11,554	0
Net cash used in operating activities	(456,808)	(66,232)	(477,886)	(73,543)
Cash flows from investing activities:
Proceeds from maturity of short-term investment	65,598	9,511	358,504	318,000
Proceeds from disposal of equipment	2,414	350	565	647
Prepayment for property and equipment	(8,259)	(1,197)	(6,590)	(15,286)
Purchase of property and equipment	(62,031)	(8,994)	(204,329)	(60,287)
Purchase of intangible assets	(185)	(27)	(2,529)	(3,966)
Purchase of convertible loan	(5,000)	(725)	0	0
Purchase of short-term investments	0	0	(63,924)	(348,420)
Net cash (used in) generated from investing activities	(7,463)	(1,082)	81,697	(109,312)
Cash flows from financing activities:
Proceeds from long-term borrowings	0	0	0	18,208
Proceeds from short-term borrowings	0	0	0	5,000
Proceeds from IPO and concurrent private placement ("CPP"), net of issuance costs	0	0	0	1,851,879
Financing lease obligation payments	0	0	(5,111)	0
Proceeds received from capital injection	0	0	0	701
Proceeds from issuance of convertible preferred shares and warrant	0	0	0	269,971
Proceeds from issuance of Class A ordinary shares in connection with Employee Share Incentive Plans	0	0	0	67,262
Capital lease obligation payments	0	0	0	(4,893)
Refund of consideration for Employee Share Incentive Program	(12,035)	(1,745)	(3,823)	0
Repayment of short-term borrowings	(2,370)	(344)	(5,000)	0
Repayment of long-term borrowings	0	0	(34,695)	(38,909)
Purchase of treasury stock	(71,834)	(10,415)	(4,270)	0
Repurchase of convertible preferred shares	0	0	0	(3,500)
Net cash generated from (used in) financing activities	(86,239)	(12,504)	(52,899)	2,165,719
Effect of exchange rate on cash, cash equivalents and restricted cash	36,666	5,317	(37,006)	(155,902)
Net increase (decrease) in cash, cash equivalents and restricted cash	(513,844)	(74,501)	(486,094)	1,826,962
Cash, cash equivalents and restricted cash at the beginning of year	1,439,112	208,652	1,925,206	98,244
Cash, cash equivalents and restricted cash at the end of year	925,268	134,151	1,439,112	1,925,206
Supplemental disclosures of cash flow information:
Interest expense paid	877	127	1,517	3,549
Cash payments for operating lease	37,811	5,482	30,388	10,970
Income tax expense paid	98	14	1,105	0
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in prepayments and other non-current assets	7,794	1,130	14,017	629
Purchase of property and equipment included in accounts payable	(6,645)	(963)	(32,700)	(2,709)
Extinguishment of warranty liability through exercise of warrant	0	0	0	19,740
Derecognition of right-of-use asset and lease liability	473	69	0	0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	905,451	131,278	1,431,317	1,895,308
Restricted cash	19,817	2,873	7,795	29,898
Cash, cash equivalents and restricted cash at the end of year	¥ 925,268	$ 134,151	¥ 1,439,112	¥ 1,925,206